Fair Value Measurements (Tables)	12 Months Ended
May 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
U.S. Treasury and other government	$-	$23,049	$-	$23,049
Corporate bonds		467		467
Mutual funds - foreign		47,410		47,410
Mutual funds - domestic		107,017		107,017
Contingent consideration			(17,998)	(17,998)
Total	$-	$177,943	$(17,998)	$159,945

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$22,119	$-	$22,119
Corporate bonds		797		797
Stocks - domestic	2,467			2,467
Mutual funds - foreign		37,435		37,435
Mutual funds - domestic		101,637		101,637
Contingent consideration			(17,979)	(17,979)
Total	$2,467	$161,988	$(17,979)	$146,476

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2018 and 2017 are as follows:

	At May 31, 2018
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$244,422	$244,422
Marketable equity securities	144,555	144,555
Marketable debt securities	23,516	23,516
Long-term debt, including current portion	2,174,144	2,215,458

	At May 31, 2017
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$350,497	$350,497
Marketable equity securities	141,539	141,539
Marketable debt securities	22,916	22,916
Long-term debt, including current portion	2,090,082	2,243,167